Related party consulting agreements (Details)	1 Months Ended			6 Months Ended
	Mar. 31, 2021 CHF (SFr)	Feb. 28, 2021 CHF (SFr)	Oct. 31, 2019 USD ($)	Jun. 30, 2021 USD ($)	Jun. 30, 2020 USD ($)	Oct. 31, 2020 CHF (SFr)	Oct. 31, 2019 CHF (SFr)
Chief Operating Officer [Member]
Related party consulting agreements (Details) [Line Items]
Consulting fees			$ 2,705				SFr 2,500
Raising fund			5.00%
Consulting Agreement [Member]
Related party consulting agreements (Details) [Line Items]
Consulting fees				$ 82,830
General and administrative expenses					$ 103,553
CHG BioVenture SA [Member]
Related party consulting agreements (Details) [Line Items]
General and administrative expenses				$ 82,331	$ 145,314
Monthly fee (in Francs) | SFr						SFr 17,500
Bonus annual fee percentage						15.00%
Other transaction percentage						1.00%
Related party description				the Company has agreed to pay CHG BioVenture SA a monthly fee CHF 4’375 ($4,733) plus 7.7% VAT for his services. In addition, CHG BioVenture SA is eligible for a 1% success fee payment in the event of closing of a partnering agreement in China.
Mr. Roy [Member]
Related party consulting agreements (Details) [Line Items]
General and administrative expenses				$ 52,298
Service payable (in Francs) | SFr	SFr 2,000
Mr. Konofal [Member]
Related party consulting agreements (Details) [Line Items]
Consulting fees				87,107
Service payable (in Francs) | SFr		SFr 2,000
Mr. Camozzi [Member]
Related party consulting agreements (Details) [Line Items]
Consulting fees				$ 53,002
Service payable (in Francs) | SFr	SFr 230
VAT services percentage	7.70%